SEGMENT INFORMATION - Long-Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-Lived Assets [Line Items]
Total long-lived assets	$ 6,725,708	$ 6,833,633	$ 6,720,754
Macau [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	6,068,502	6,080,616	6,054,014
The Philippines [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	141,765	341,307	369,664
Cyprus [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	485,570	378,738	232,374
Hong Kong and other foreign countries [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	$ 29,871	$ 32,972	$ 64,702